Summary of Significant Accounting Policies - Basis of Presentation and Going Concern (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Feb. 08, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Voting Rights Stock, Percentage	85.30%
Cash and cash equivalents		$ 145,118		$ 83,045	$ 128,318
Debt security investments		49,103		0
Accumulated deficit		(761,086)		(456,245)	(379,889)
Net cash used in operating activities		(33,810)	$ (18,118)	(84,703)	(42,591)
Net income (loss)		$ (63,312)	$ (16,778)	$ (76,356)	$ (46,689)
Proceeds from divestiture of businesses, net of cash divested	$ 153,285